GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 94.7%

SECURITY                                  SHARES        VALUE
---------------------------------------------------------------------
Advertising -- 2.9%
Omnicom Group, Inc.                         70,000      $   5,600,000
---------------------------------------------------------------------
                                                        $   5,600,000
---------------------------------------------------------------------
Aerospace and Defense -- 0.9%
---------------------------------------------------------------------
General Motors Corp., Class H(1)            30,000      $   1,687,500
---------------------------------------------------------------------
                                                        $   1,687,500
---------------------------------------------------------------------
Banks - Regional -- 6.1%
---------------------------------------------------------------------
Mellon Bank Corp.                          100,000      $   3,637,500
Northern Trust Corp.                        35,000          3,395,000
SouthTrust Corp.                           120,000          4,605,000
---------------------------------------------------------------------
                                                        $  11,637,500
---------------------------------------------------------------------
Beverages -- 4.1%
---------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                   50,000      $   3,546,875
Pepsi Bottling Group, Inc.                 185,000          4,266,563
---------------------------------------------------------------------
                                                        $   7,813,438
---------------------------------------------------------------------
Broadcasting and Cable -- 0.6%
---------------------------------------------------------------------
MediaOne Group, Inc.(1)                     15,000      $   1,115,625
---------------------------------------------------------------------
                                                        $   1,115,625
---------------------------------------------------------------------
Computers and Business Equipment -- 4.5%
---------------------------------------------------------------------
Lexmark International Group, Inc.(1)        50,000      $   3,303,125
Xerox Corp.                                 90,000          5,315,625
---------------------------------------------------------------------
                                                        $   8,618,750
---------------------------------------------------------------------
Drugs -- 3.3%
---------------------------------------------------------------------
Lilly (Eli) & Co.                           40,000      $   2,865,000
Pfizer, Inc.                                10,000          1,097,500
Sepracor, Inc.(1)                           30,000          2,437,500
---------------------------------------------------------------------
                                                        $   6,400,000
---------------------------------------------------------------------
Entertainment and Leisure -- 1.5%
---------------------------------------------------------------------
Carnival Corp., Class A                     60,000      $   2,910,000
---------------------------------------------------------------------
                                                        $   2,910,000
---------------------------------------------------------------------
SECURITY                                  SHARES        VALUE
---------------------------------------------------------------------
Environmental Services -- 3.1%
---------------------------------------------------------------------
ServiceMaster Co.                          120,000      $   2,250,000
Waste Management, Inc.                      70,000          3,762,500
---------------------------------------------------------------------
                                                        $   6,012,500
---------------------------------------------------------------------
Financial - Miscellaneous -- 5.8%
---------------------------------------------------------------------
Associates First Capital Corp.             110,000      $   4,874,375
Federal National Mortgage Association       55,000          3,760,625
MGIC Investment Corp.                       50,000          2,431,250
---------------------------------------------------------------------
                                                        $  11,066,250
---------------------------------------------------------------------
Foods -- 10.1%
---------------------------------------------------------------------
Dean Foods Co.                             100,000      $   4,156,250
Nabisco Holdings Corp.                     110,000          2,151,875
Nabisco Holdings Corp., Class A             75,000          3,243,750
Ralston Purina Group                       150,000          4,565,625
Tyson Foods, Inc.                          230,000          5,175,000
---------------------------------------------------------------------
                                                        $  19,292,500
---------------------------------------------------------------------
Health Care -- 1.4%
---------------------------------------------------------------------
Cardinal Health, Inc.                       42,500      $   2,725,313
---------------------------------------------------------------------
                                                        $   2,725,313
---------------------------------------------------------------------
Health Services -- 1.8%
---------------------------------------------------------------------
Health Management Associates, Inc.(1)      300,000      $   3,375,000
---------------------------------------------------------------------
                                                        $   3,375,000
---------------------------------------------------------------------
Household Products -- 4.6%
---------------------------------------------------------------------
Gillette Co.                               110,000      $   4,510,000
Unilever ADR                                62,500          4,359,375
---------------------------------------------------------------------
                                                        $   8,869,375
---------------------------------------------------------------------
Housing Related -- 1.1%
---------------------------------------------------------------------
Newell Rubbermaid, Inc.                     45,000      $   2,092,500
---------------------------------------------------------------------
                                                        $   2,092,500
---------------------------------------------------------------------
Information Services -- 3.4%
---------------------------------------------------------------------
Automatic Data Processing, Inc.            130,000      $   5,719,999
SunGard Data Systems, Inc.(1)               20,000            690,000
---------------------------------------------------------------------
                                                        $   6,409,999
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES        VALUE
---------------------------------------------------------------------
Insurance -- 3.6%
---------------------------------------------------------------------
American International Group, Inc.          16,787      $   1,965,128
Marsh & McLennan Cos., Inc.                 65,000          4,907,500
---------------------------------------------------------------------
                                                        $   6,872,628
---------------------------------------------------------------------
Investment Services -- 0.2%
---------------------------------------------------------------------
Goldman Sachs Group, Inc.(1)                 5,000      $     361,250
---------------------------------------------------------------------
                                                        $     361,250
---------------------------------------------------------------------
Medical Products -- 3.5%
---------------------------------------------------------------------
Baxter International, Inc.                  30,000      $   1,818,750
Johnson & Johnson Co.                       50,000          4,900,000
---------------------------------------------------------------------
                                                        $   6,718,750
---------------------------------------------------------------------
Metals - Industrial -- 1.2%
---------------------------------------------------------------------
Stillwater Mining Co.(1)                    70,000      $   2,288,125
---------------------------------------------------------------------
                                                        $   2,288,125
---------------------------------------------------------------------
Oil - Integrated -- 1.5%
---------------------------------------------------------------------
BP Amoco PLC, ADR                            5,000      $     542,500
USX-Marathon Group                          70,000          2,279,375
---------------------------------------------------------------------
                                                        $   2,821,875
---------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.3%
---------------------------------------------------------------------
Halliburton Co.                             55,000      $   2,488,750
---------------------------------------------------------------------
                                                        $   2,488,750
---------------------------------------------------------------------
Oil and Gas - Exploration
and Production -- 1.9%
---------------------------------------------------------------------
Apache Corp.                                95,000      $   3,705,000
---------------------------------------------------------------------
                                                        $   3,705,000
---------------------------------------------------------------------
Other Financial -- 1.1%
---------------------------------------------------------------------
Waddell & Reed Financial, Inc.              80,000      $   2,195,000
---------------------------------------------------------------------
                                                        $   2,195,000
---------------------------------------------------------------------
Printing and Business Products -- 2.5%
---------------------------------------------------------------------
Valassis Communications, Inc.(1)           130,000      $   4,761,250
---------------------------------------------------------------------
                                                        $   4,761,250
---------------------------------------------------------------------

SECURITY                                  SHARES        VALUE
---------------------------------------------------------------------

Publishing -- 0.7%
---------------------------------------------------------------------
McGraw-Hill Companies, Inc. (The)           25,000      $   1,348,438
---------------------------------------------------------------------
                                                        $   1,348,438
---------------------------------------------------------------------
REITS -- 3.4%
---------------------------------------------------------------------
Equity Office Properties Trust              50,000      $   1,281,250
Public Storage, Inc.                       120,000          3,360,000
Spieker Properties, Inc.                    50,000          1,943,750
---------------------------------------------------------------------
                                                        $   6,585,000
---------------------------------------------------------------------
Retail - Food and Drug -- 5.0%
---------------------------------------------------------------------
CVS Corp.                                  100,000      $   5,112,500
Safeway, Inc.(1)                            90,000          4,455,000
---------------------------------------------------------------------
                                                        $   9,567,500
---------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.9%
---------------------------------------------------------------------
Home Depot, Inc. (The)                      60,000      $   3,866,250
TJX Companies, Inc. (The)                  110,000          3,664,375
---------------------------------------------------------------------
                                                        $   7,530,625
---------------------------------------------------------------------
Specialty Chemicals and Materials -- 2.3%
---------------------------------------------------------------------
Ecolab, Inc.                               100,000      $   4,362,500
---------------------------------------------------------------------
                                                        $   4,362,500
---------------------------------------------------------------------
Telecommunications Services -- 0.7%
---------------------------------------------------------------------
MCI Worldcom, Inc.(1)                       15,000      $   1,293,750
---------------------------------------------------------------------
                                                        $   1,293,750
---------------------------------------------------------------------
Telephone Utilities -- 6.2%
---------------------------------------------------------------------
Ameritech Corp.                             20,000      $   1,470,000
Bell Atlantic Corp.                         15,000            980,625
GTE Corp.                                   55,000          4,166,250
SBC Communications, Inc.                    65,000          3,770,000
US West, Inc.                               25,000          1,468,750
---------------------------------------------------------------------
                                                        $  11,855,625
---------------------------------------------------------------------
Tobacco -- 0.5%
---------------------------------------------------------------------
R.J. Reynolds Holdings, Inc.(1)             30,000      $     945,000
---------------------------------------------------------------------
                                                        $     945,000
---------------------------------------------------------------------
Total Common Stocks
   (identified cost, $137,022,510)                      $ 181,327,316
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

CORPORATE BONDS -- 0.0%


                                        PRINCIPAL
                                        AMOUNT
SECURITY                                (000'S OMITTED) VALUE
---------------------------------------------------------------------
H. P. Hood & Son, 7.50%, 2/1/01(2)          $   50      $      39,400
---------------------------------------------------------------------
Total Corporate Bonds
   (identified cost, $50,000)                           $      39,400
---------------------------------------------------------------------
COMMERCIAL PAPER -- 6.5%

                                        PRINCIPAL
                                        AMOUNT
SECURITY                                (000'S OMITTED) VALUE
---------------------------------------------------------------------
American Express Credit Corp., 5.28%,
  7/7/99                                    $6,408      $   6,402,361
Associates Corp., 5.75%, 7/1/99              6,000          6,000,000
---------------------------------------------------------------------
Total Commercial Paper
   (amortized cost, $12,402,361)                        $  12,402,361
---------------------------------------------------------------------
Total Investments -- 101.2%
   (identified cost, $149,474,871)                      $ 193,769,077
---------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.2)%                $  (2,378,921)
---------------------------------------------------------------------
Net Assets -- 100%                                      $ 191,390,156
---------------------------------------------------------------------

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
(1)  Non-income producing security.
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
-------------------------------------------------------
Investments, at value (identified cost,
   $149,474,871)                          $ 193,769,077
Cash                                              7,693
Receivable for investments sold                 375,787
Interest and dividends receivable               206,193
Tax reclaim receivable                           70,152
Deferred organization expenses                      335
-------------------------------------------------------
TOTAL ASSETS                              $ 194,429,237
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Payable for investments purchased         $   3,021,687
Payable to affiliate for Trustees' fees           3,192
Other accrued expenses                           14,202
-------------------------------------------------------
TOTAL LIABILITIES                         $   3,039,081
-------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 191,390,156
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 147,095,950
Net unrealized appreciation (computed on
   the basis of identified cost)             44,294,206
-------------------------------------------------------
TOTAL                                     $ 191,390,156
-------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
-------------------------------------------------------
Dividends (net of foreign taxes,
   $85,388)                               $   1,577,088
Interest                                        132,628
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $   1,709,716
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $     559,774
Trustees fees and expenses                        6,552
Custodian fee                                    57,774
Legal and accounting services                    11,868
Amortization of organization expenses             1,611
Miscellaneous                                     2,409
-------------------------------------------------------
TOTAL EXPENSES                            $     639,988
-------------------------------------------------------

NET INVESTMENT INCOME                     $   1,069,728
-------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  24,185,387
-------------------------------------------------------
NET REALIZED GAIN                         $  24,185,387
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (10,638,564)
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (10,638,564)
-------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  13,546,823
-------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  14,616,551
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                     $    1,069,728      $     1,473,633
   Net realized gain                             24,185,387            8,344,503
   Net change in unrealized appreciation
      (depreciation)                            (10,638,564)          21,695,116
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                           $   14,616,551      $    31,513,252
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $   15,900,036      $    19,532,064
   Withdrawals                                  (10,243,191)         (23,276,391)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                 $    5,656,845      $    (3,744,327)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $   20,273,396      $    27,768,925
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $  171,116,760      $   143,347,835
--------------------------------------------------------------------------------
AT END OF PERIOD                             $  191,390,156      $   171,116,760
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                               SIX
                                               MONTHS
                                               ENDED
                                               JUNE 30,                           YEAR ENDED DECEMBER 31,
                                               1999          -----------------------------------------------------------------
                                               (UNAUDITED)     1998          1997          1996          1995         1994(1)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses                                           0.72%(2)      0.72%         0.73%         0.73%         0.75%         0.73%(2)
Net investment income                              1.20%(2)      0.95%         1.37%         1.96%         2.30%         2.45%(2)
Portfolio Turnover                                   55%           95%           93%          114%          108%           28%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)      $191,390      $171,117      $143,348      $122,963      $107,717      $ 85,519
------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, August 1, 1994, to December 31, 1994.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Growth & Income Portfolio (the Portfolio) (formerly Stock Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over five years.

 E Other -- Investment transactions are accounted for on a trade date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1% of average daily net assets. For the six months ended June 30, 1999, the fee amounted to $559,774. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1999, no significant amounts have been deferred.

3 Investments Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $96,341,192 and $95,238,712, respectively for the six months ended June 30, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at June 30, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 149,474,871
-------------------------------------------------------
Gross unrealized appreciation             $  44,730,660
Gross unrealized depreciation                  (436,454)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  44,294,206
-------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

GROWTH & INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant